Other income (Tables)	12 Months Ended
Mar. 31, 2018
Other income
Schedule of other income

	March 31,
	2016	2017	2018
Liabilities written back	21,879	20,716	15,441
Government grant	—	—	69,573
Gain on sale of property, plant and equipment (net)	—	622	1,369
Miscellaneous income	4,783	3,944	3,618

Total	26,662	25,282	90,001